Events after the reporting period (Details) - USD ($)				12 Months Ended
	Mar. 24, 2025	Dec. 27, 2024	Nov. 29, 2024	Dec. 31, 2024	Apr. 30, 2025	Apr. 09, 2025	Dec. 31, 2023	Aug. 18, 2023	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Interest payable					$ 15,000,000
Package of issued shares (in shares)				2,191,041,129
Borrowings, interest rate								5.80%		3.75%
Private capital raise amount	$ 90,000,000
Subscription amount	90,000,000
Shares issued (in shares)							112,824,183		112,824,184		112,824,184
Top of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate										8.50%
Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate										4.75%
New Banco Credit Agreement
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate							8.50%
First Note
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount		$ 20,000,000	$ 20,000,000
Debt Management
Disclosure of non-adjusting events after reporting period [line items]
Equity investment				$ 130,000,000
Private capital raise amount				90,000,000
Issuance of secured amount				$ 40,000,000
Shareholders percentage				90.00%
Debt Management | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Debt instrument, leverage ratio					5.00
Debt instrument, interest coverage ratio					2.50
Debt Management | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Debt instrument, leverage ratio					3.50
Debt instrument, interest coverage ratio					2.00
Debt Management | New Banco Credit Agreement
Disclosure of non-adjusting events after reporting period [line items]
Financial debt, amount				$ 30,000,000
Largest credit facilities, totaling amount				$ 190,000,000
Borrowings, interest rate					0.00%
Equity Contribution
Disclosure of non-adjusting events after reporting period [line items]
Shares issued (in shares)						633,613,175
Equity Contribution | First Note
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount	20,000,000
Equity Contribution | Second Note
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount	$ 20,000,000
Equity Contribution | Investors
Disclosure of non-adjusting events after reporting period [line items]
Shares issued (in shares)						1,425,629,653
Equity Contribution | Secured Convertible Notes
Disclosure of non-adjusting events after reporting period [line items]
Warrant face amount						$ 10,000,000
Equity Contribution | Senior Secured Creditors
Disclosure of non-adjusting events after reporting period [line items]
Warrant face amount						$ 131,798,311